Deferred revenue and income - Schedule of Deferred Revenue and Income (Detail) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		$ 31,288,000	$ 27,276,000
Less: non-current portion	[1]	(3,242,000)	(4,082,000)
Deferred revenue and income, current portion		28,046,000	23,194,000
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		26,303,000	22,115,000
Less: non-current portion		(425,000)	(820,000)
Online game revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		174,000	152,000
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[2]	3,811,000	4,195,000
Less: non-current portion		(2,509,000)	(2,719,000)
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[3]	616,000	814,000
Less: non-current portion		(308,000)	(543,000)
Other Deferred Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[4]	$ 384,000	$ 0

[1]	As of December 31, 2017, the non-current portion included membership subscription revenue of USD 425,000 (2016: USD 820,000), government grants of USD 2,509,000 (2016: USD 2,719,000), and reimbursement from the depositary of USD 308,000 (2016: USD 543,000).
[2]	In June 2017, the Group received government grant of USD 1,224,000. This government grant was recognized as deferred income and amortized in 5 years under the property, plant and equipment depreciation policy.
[3]	In December 2017, the Company received from its depositary bank a reimbursement of USD 127,000, net of withholding tax of USD 42,000. This reimbursement was recognized as deferred income and amortized over the depositary service period of 5 years.
[4]	Others include live video revenues and issuance of LinkTokens.